FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Allowance for doubtful accounts (Details) - Trade receivables - Accumulated impairment losses - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Balance at beginning of year	$ 21.1	$ 28.1
Changes in expected credit losses charged to income	19.6	21.6
Write-off	(20.2)	(28.6)
Balance at end of year	$ 20.5	$ 21.1